Acquisitions (Fiscal 2015 & Contingent Consideration) (Details) - USD ($) $ in Millions		3 Months Ended										6 Months Ended		11 Months Ended		12 Months Ended
	Sep. 02, 2014	Oct. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	[1]	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	May. 31, 2014	May. 31, 2013
Business Acquisition [Line Items]
Goodwill		$ 4,366.0	$ 4,045.8					$ 4,317.2				$ 4,366.0		$ 4,045.8		$ 4,317.2	$ 4,139.8
Revenues		663.3	658.7	$ 657.4	$ 685.6	$ 753.2		$ 740.3	$ 672.7	$ 698.5	$ 650.3	1,303.6	$ 1,438.8	2,438.9	$ 2,445.7	$ 2,761.8	$ 2,718.0
Contingent consideration - fair value		0.6	$ 0.0									0.6		0.0
Contingent consideration - minimum payout		0.0										0.0
Contingent consideration - maximum payout		10.0										10.0
Saleslogix [Member]
Business Acquisition [Line Items]
Cash purchase consideration, net of cash acquired	$ 30.1
Identifiable intangible assets	13.4	13.4										13.4
Goodwill	$ 18.2	$ 18.2										$ 18.2
Revenues														$ 11.2
Saleslogix [Member] | Technology [Member]
Business Acquisition [Line Items]
Weighted average estimated useful life	5 years											5 years
Saleslogix [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average estimated useful life	7 years											7 years

[1]	Due to the change in our fiscal year end, the sum of the four quarters of fiscal 2015 reflected above are not additive to the 11-month transition period of fiscal 2015. In the first quarter of fiscal 2015, we began reporting our quarterly results on the basis of our new fiscal calendar and the first quarter of fiscal 2015 reflects the three months ended July 31, 2014. As such, the results of May 2014, which were included in our audited results for fiscal 2014, were also included in our first quarter of fiscal 2015 as reported. However, the results for May 2014 are not included in our results for the 11-month transition period of fiscal 2015 which reflects our results for June 2014 through April 2015.